Note Q - Stock Options (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 27, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			2 years 1 month 20 days	3 years 10 days	3 years 10 months 13 days
Share Price			$ 0.59	$ 2.21	$ 3.52
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			194,561
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)	0	0	0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value			$ 100,668	$ 252,874
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 17,630
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			7 months 20 days
In The Money Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number			0	0	0
The 2015 Equity Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance				789,000		187,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)			(0)	(0)
The 2015 Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			100.00%
The 2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			110.00%